T. ROWE PRICE Equity Income Portfolio
September 30, 2021 (Unaudited)

Portfolio of
Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 95.9%
COMMUNICATION SERVICES 4.8%
Diversified Telecommunication
Services 0.5%
AT&T  94,307 2,547
Verizon Communications  21,221 1,146
3,693
Entertainment 0.8%
Walt Disney (1) 36,827 6,230
6,230
Media 3.5%
Comcast, Class A  216,649 12,117
Fox, Class B  144,033 5,347
News, Class A  373,100 8,779
26,243
Total Communication Services 36,166
CONSUMER DISCRETIONARY 2.5%
Hotels, Restaurants & Leisure 0.7%
Las Vegas Sands (1) 135,526 4,960
4,960
Leisure Products 0.6%
Mattel (1) 240,620 4,466
4,466
Multiline Retail 0.6%
Kohl's  97,730 4,602
4,602
Specialty Retail 0.6%
TJX  69,847 4,609
4,609
Total Consumer Discretionary 18,637
CONSUMER STAPLES 6.8%
Beverages 0.5%
Coca-Cola  72,600 3,809
3,809
Food & Staples Retailing 0.4%
Walmart  19,300 2,690
2,690
Food Products 3.1%
Bunge  15,300 1,244
Conagra Brands  244,826 8,292
Mondelez International, Class A  5,647 329
Tyson Foods, Class A  171,289 13,522
23,387
Household Products 1.3%
Kimberly-Clark  72,800 9,642
9,642
Tobacco 1.5%
Altria Group  56,200 2,558
Shares $ Value
(Cost and value in $000s)
‡
Philip Morris International  86,300 8,181
10,739
Total Consumer Staples 50,267
ENERGY 5.8%
Energy Equipment & Services 0.3%
Halliburton  103,300 2,233
2,233
Oil, Gas & Consumable Fuels 5.5%
Chevron  12,210 1,239
EOG Resources  104,000 8,348
Exxon Mobil  104,302 6,135
Hess  7,171 560
Occidental Petroleum  52,400 1,550
Targa Resources  23,623 1,162
TC Energy  95,717 4,603
TotalEnergies (EUR)  281,265 13,444
TotalEnergies, ADR  76,206 3,653
40,694
Total Energy 42,927
FINANCIALS 23.6%
Banks 8.9%
Bank of America  97,575 4,142
Citizens Financial Group  71,100 3,340
Fifth Third Bancorp  314,327 13,340
Huntington Bancshares  461,900 7,141
JPMorgan Chase  33,809 5,534
PNC Financial Services Group  17,732 3,469
Wells Fargo  633,480 29,400
66,366
Capital Markets 5.0%
Bank of New York Mellon  55,500 2,877
Charles Schwab  53,300 3,882
Franklin Resources  46,540 1,383
Goldman Sachs Group  24,092 9,108
Morgan Stanley  92,767 9,027
Raymond James Financial  40,850 3,770
State Street  82,015 6,948
36,995
Diversified Financial Services 1.1%
Equitable Holdings  282,520 8,374
8,374
Insurance 8.6%
American International Group  334,685 18,371
Chubb  78,256 13,576
Hartford Financial Services Group  51,100 3,590
Loews  218,674 11,793
Marsh & McLennan  11,698 1,771
MetLife  234,600 14,482
63,583
Total Financials 175,318
HEALTH CARE 15.5%
Biotechnology 2.2%
AbbVie  110,100 11,876

T. ROWE PRICE Equity Income Portfolio

Shares $ Value
(Cost and value in $000s)
‡
Biogen (1) 7,506 2,124
Gilead Sciences  35,800 2,501
16,501
Health Care Equipment &
Supplies 3.8%
Becton Dickinson & Company  48,096 11,823
Medtronic  92,211 11,558
Zimmer Biomet Holdings  35,500 5,196
28,577
Health Care Providers &
Services 5.3%
Anthem  39,155 14,597
Cardinal Health  56,200 2,780
Centene (1) 52,600 3,277
Cigna  33,562 6,718
CVS Health  103,409 8,775
UnitedHealth Group  7,800 3,048
39,195
Pharmaceuticals 4.2%
AstraZeneca, ADR  45,100 2,709
GlaxoSmithKline (GBP)  50,665 956
Johnson & Johnson  55,194 8,914
Merck  74,000 5,558
Organon  3,150 103
Pfizer  170,031 7,313
Sanofi (EUR)  43,613 4,198
Sanofi, ADR  33,700 1,625
31,376
Total Health Care 115,649
INDUSTRIALS & BUSINESS
SERVICES 11.2%
Aerospace & Defense 2.5%
Boeing (1) 34,064 7,492
L3Harris Technologies  51,196 11,275
18,767
Air Freight & Logistics 2.3%
United Parcel Service, Class B  93,548 17,035
17,035
Airlines 0.3%
Southwest Airlines (1) 43,100 2,217
2,217
Commercial Services &
Supplies 0.8%
Stericycle (1) 90,802 6,172
6,172
Industrial Conglomerates 3.7%
3M  8,400 1,474
General Electric  205,178 21,139
Siemens (EUR)  29,283 4,789
27,402
Machinery 1.0%
Flowserve  16,295 565
PACCAR  39,593 3,125
Shares $ Value
(Cost and value in $000s)
‡
Snap-on  17,200 3,594
7,284
Professional Services 0.6%
Nielsen Holdings  226,238 4,342
4,342
Total Industrials & Business Services 83,219
INFORMATION TECHNOLOGY 8.4%
Communications Equipment 0.6%
Cisco Systems  84,528 4,601
4,601
Electronic Equipment, Instruments
& Components 0.3%
TE Connectivity  16,100 2,209
2,209
IT Services 0.3%
Fiserv (1) 20,700 2,246
2,246
Semiconductors & Semiconductor
Equipment 4.8%
Applied Materials  58,729 7,560
NXP Semiconductors  15,700 3,075
QUALCOMM  130,812 16,872
Texas Instruments  43,542 8,370
35,877
Software 2.4%
Citrix Systems  61,100 6,560
Microsoft  39,691 11,190
17,750
Total Information Technology 62,683
MATERIALS 5.6%
Chemicals 3.8%
Akzo Nobel (EUR)  22,872 2,499
CF Industries Holdings  254,162 14,187
DuPont de Nemours  44,929 3,055
International Flavors & Fragrances  54,322 7,264
PPG Industries  7,246 1,036
28,041
Containers & Packaging 1.8%
International Paper  235,353 13,161
13,161
Total Materials 41,202
REAL ESTATE 4.3%
Equity Real Estate Investment
Trusts 4.3%
Equity Residential, REIT  137,296 11,110
Rayonier, REIT  158,475 5,654
Vornado Realty Trust, REIT  19,300 811
Welltower, REIT  32,400 2,670
Weyerhaeuser, REIT  333,790 11,873
Total Real Estate 32,118

T. ROWE PRICE Equity Income Portfolio

Shares $ Value
(Cost and value in $000s)
‡
UTILITIES 7.4%
Electric Utilities 3.4%
Edison International  23,749 1,317
Entergy  20,100 1,996
NextEra Energy  51,468 4,041
Southern  288,503 17,879
25,233
Multi-Utilities 4.0%
Ameren  54,975 4,453
Dominion Energy  74,700 5,455
NiSource  326,188 7,903
Sempra Energy  95,578 12,091
29,902
Total Utilities 55,135
Total Common Stocks (Cost
$483,588) 713,321
CONVERTIBLE PREFERRED STOCKS 1.3%
HEALTH CARE 0.3%
Health Care Equipment &
Supplies 0.3%
Becton Dickinson & Company, Series
B, 6.00%, 6/1/23  51,169 2,755
Total Health Care 2,755
UTILITIES 1.0%
Electric Utilities 0.7%
NextEra Energy, 5.279%, 3/1/23  43,435 2,221
Southern, Series A, 6.75%, 8/1/22  57,257 2,887
5,108
Multi-Utilities 0.3%
NiSource, 7.75%, 3/1/24  20,959 2,168
2,168
Total Utilities 7,276
Total Convertible Preferred Stocks
(Cost $9,626) 10,031
PREFERRED STOCKS 1.1%
CONSUMER DISCRETIONARY 1.1%
Automobiles 1.1%
Volkswagen (EUR)  35,149 7,835
Total Consumer Discretionary 7,835
Total Preferred Stocks (Cost $5,901) 7,835
Shares $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS 1.7%
Money Market Funds 1.7%
T. Rowe Price Government Reserve
Fund, 0.05% (2)(3) 12,708,078 12,708
Total Short-Term Investments (Cost
$12,708) 12,708
Total Investments in
Securities 100.0%
(Cost $511,823) $ 743,895
Other Assets Less Liabilities 0.0% 256
Net Assets 100.0% $ 744,151

T. ROWE PRICE Equity Income Portfolio

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Seven-day yield
(3) Affiliated Companies
ADR American Depositary Receipts
EUR Euro
GBP British Pound
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Equity Income Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.05% $ —# $ — $ 3+
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
09/30/21
T. Rowe Price Government Reserve Fund, 0.05% $ 4,925  ¤  ¤ $ 12,708^
#
Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+
Investment income comprised $3 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $12,708.

T. ROWE PRICE Equity Income Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Equity Income Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-
end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board
Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe
Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that

T. ROWE PRICE Equity Income Portfolio

represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
E300-054Q3 09/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 687,435 $ 25,886 $ — $ 713,321
Convertible Preferred Stocks — 10,031 — 10,031
Preferred Stocks — 7,835 — 7,835
Short-Term Investments 12,708 — — 12,708
Total $ 700,143 $ 43,752 $ — $ 743,895